Accrued Liabilities and Other Payables (Details) - Schedule of accrued liabilities and other payables - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Schedule of accrued liabilities and other payables [Abstract]
Accrued professional service fees	$ 94,041	$ 219,574
Others	758	2,578
Total	$ 94,799	$ 222,152